Note 7 - Right-of-use Assets - Non-cancellable Lease Rentals Payable (Details)	Sep. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Non-cancellable lease rentals	$ 19,344
Not later than one year [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals	19,344
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals